UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    First Wealth Management Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein it true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Nancy J Andervich
Title:              Vice President & Manager Personal Trust Services
Phone:              620-694-2262
Signature,          Place,              and Date of Signing:
Nancy J Andervich   Hutchinson, KS      May 11, 2010
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT

                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 26
Form 13F Information Table Value Total: $135,301


List of Other Included Managers:

No.  13F FILE NUMBER               NAME

FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS CUSIP     (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                       COM            002824100      257   4,880 SH       DEFINED           4,880
AT&T Inc                                  COM            00206R102      221   8,547 SH       DEFINED           8,547
Bank of America Corp                      COM            060505104      754  42,214 SH       DEFINED          42,214
Barrick Gold Corp                         COM            067901108      204   5,330 SH       DEFINED           5,330
Coca Cola Co                              COM            191216100      212   3,855 SH       DEFINED           3,855
Commerce Bancshares Inc                   COM            200525103      305   7,417 SH       DEFINED           7,417
Consumer Discretionary Select Sector SPDR SBI CONS DISCR 81369Y407    3,590 109,333 SH       DEFINED         108,803            530
Consumer Staples Select Sector SPDR       SBI CONS STPLS 81369Y308   13,264 474,909 SH       DEFINED         472,590           2319
Disney Walt Co                            COM DISNEY     254687106      230   6,576 SH       DEFINED           6,576
Energy Select Sector SPDR                 SBI INT-ENERGY 81369Y506   12,877 223,866 SH       DEFINED         222,747           1119
Exxon Mobil Corp                          COM            30231G102    1,109  16,562 SH       DEFINED          16,562
Financial Select Sector SPDR              SBI INT-FINL   81369Y605    9,587 601,083 SH       DEFINED         597,603           3480
Health Care Select Sector SPDR            SBI HEALTHCARE 81369Y209   13,741 427,658 SH       DEFINED         425,632           2026
Industrial Select Sector SPDR             SBI INT-INDS   81369Y704   11,913 381,342 SH       DEFINED         379,490           1852
iShares Invest Grade Corp Bond            IBOXX INV CPBD 464287242   13,461 127,262 SH       DEFINED         127,262
iShares MSCI EAFE Index Fund              MSCI EAFE IDX  464287465   15,787 282,018 SH       DEFINED         280,647           1371
Johnson & Johnson                         COM            478160104      253   3,883 SH       DEFINED           3,883
Kroger (The) Co                           COM            501044101    8,841 408,179 SH       DEFINED         408,179
Materials Select Sector SPDR              SBI MATERIALS  81369Y100    3,327  98,096 SH       DEFINED          97,623            473
McDonalds Corp                            COM            580135101      276   4,135 SH       DEFINED           4,135
Technology Select Sector SPDR             SBI INT-TECH   81369Y803   18,436 798,091 SH       DEFINED         794,218           3873
Utilities Select Sector SPDR              SBI INT-UTILS  81369Y886    2,963  99,905 SH       DEFINED          99,451            454
Vangard REIT ETF                          REIT ETF       922908553      390   7,980 SH       DEFINED           7,980
Vanguard Emerging Markets ETF             EMR MKT ETF    922042858    2,338  55,459 SH       DEFINED          55,171            288
Wal-Mart Stores Inc                       COM            931142103      636  11,447 SH       DEFINED          11,447
Wells Fargo & Co New                      COM            949746101      329  10,563 SH       DEFINED          10,563